Acquisitions	12 Months Ended
Mar. 31, 2016
Business Combinations [Abstract]
Acquisitions
24.	Acquisitions

(1)	Game Show Network acquisition

In December 2012, the other investor in Game Show Network (“GSN”) exercised its put right and Sony acquired an 18% equity interest for 234 million U.S. dollars, bringing Sony’s total equity interest to 58%. For the 18% interest, Sony made a payment of 117 million U.S. dollars plus interest of 4 million U.S. dollars on April 2, 2013 and a second payment of 117 million U.S. dollars plus interest of 12 million U.S. dollars on December 13, 2013. Beginning on April 1, 2015, a buy/sell provision also applies to the equity interests in GSN owned by Sony and the other investor and may be exercised from April 1 of each year for a 60 business day window.

(2)	Sony Semiconductor acquisitions

On March 31, 2014, Sony Semiconductor Corporation (“SCK”), a wholly-owned subsidiary of Sony, acquired from Renesas Electronics Corporation (“Renesas”) semiconductor fabrication equipment and certain related assets (“Renesas Transferred Assets”) for 7,510 million yen. SCK is utilizing the Renesas Transferred Assets to establish a new technology center and further strengthen its production capacity for CMOS image sensors. The purchase price was allocated and recorded primarily to machinery and equipment. SCK also entered into a supply arrangement with Renesas to manufacture and supply system LSIs for a certain period following the acquisition. In connection with this, SCK also acquired related inventories from Renesas.

As the purchase price for the Renesas Transferred Assets was fully allocated to identifiable tangible and intangible assets and no liabilities were assumed, no goodwill was recorded as part of the acquisition. The unaudited supplemental pro forma results of operations have not been presented because the effect of the acquisition was not material.

On December 4, 2015, Sony Corporation and Toshiba Corporation (“Toshiba”) signed definitive agreements (the “Transfer Agreements”) to transfer to Sony Corporation and to SCK, Toshiba-owned semiconductor fabrication facilities, equipment and related assets, as well as other related equipment and assets owned by Toshiba, for 19,000 million yen.

On March 31, 2016, pursuant to the Transfer Agreements, SCK acquired from Toshiba a portion of the semiconductor fabrication facilities, equipment and related assets (the “Toshiba Transferred Assets”) for 16,700 million yen. The purchase price for the Toshiba Transferred Assets is included within Other in the investing activities section of the consolidated statements of cash flows. SCK is utilizing the Toshiba Transferred Assets to establish a new technology center and further strengthen its production capacity for CMOS image sensors. The purchase price for the Toshiba Transferred Assets was allocated and recorded primarily to machinery and equipment. SCK also entered into a supply arrangement with Toshiba to manufacture and supply CMOS image sensors for a certain period following the acquisition. In connection with this acquisition, SCK also acquired related inventories from Toshiba. SCK subsequently changed its name to Sony Semiconductor Manufacturing Corporation, effective April 1, 2016.

As the purchase price for the Toshiba Transferred Assets was fully allocated to identifiable tangible and intangible assets and no liabilities were assumed, no goodwill was recorded as part of the acquisition. The unaudited supplemental pro forma results of operations have not been presented because the effect of the acquisition was not material.

(3)	Orchard acquisition

In April 2015, Sony Music Entertainment (“SME”), a wholly owned subsidiary of Sony, increased its shareholding in The Orchard to 100% by acquiring Orchard Asset Holdings, LLC’s 49% equity interest for 22,168 million yen (185 million U.S. dollars).

Prior to the acquisition, SME’s interest in The Orchard was accounted for under the equity method of accounting. As a result of SME’s obtaining a controlling interest in The Orchard, Sony consolidated The Orchard in accordance with the accounting guidance for business combinations achieved in stages and remeasured the 51% equity interest in The Orchard that it owned prior to the acquisition at a fair value, and recognized a gain of 18,085 million yen (151 million U.S. dollars) in other operating expense, net in the consolidated statement of income. As a result of the acquisition, Sony recorded 36,664 million yen (307 million U.S. dollars) of goodwill and 13,806 million yen (115 million U.S. dollars) of intangible assets. The cash consideration of 19,547 million yen (164 million U.S. dollars) paid in this transaction, net of cash received, is included within Other in the investing activities section of the consolidated statements of cash flows.

The unaudited supplemental pro forma results of operations have not been presented because the effect of the acquisition was not material.

(4)	Other acquisitions

During the fiscal year ended March 31, 2014, Sony completed other acquisitions for total consideration of 19,373 million yen which were paid for primarily in cash and there was no material contingent consideration subject to future change. As a result of these acquisitions, Sony recorded 10,243 million yen of goodwill and 10,965 million yen of intangible assets.

During the fiscal year ended March 31, 2015, Sony completed other acquisitions for total consideration of 23,103 million yen which were paid for primarily in cash and included the August 14, 2014 acquisition of CSC Media Group for total cash consideration of 18,900 million yen. CSC Media Group is one of the United Kingdom’s largest independent cable and satellite TV channel groups. There was no material contingent consideration subject to future change. As a result of these acquisitions, Sony recorded 12,626 million yen of goodwill and 10,731 million yen of intangible assets.

During the fiscal year ended March 31, 2016, Sony completed other acquisitions for total consideration of 46,233 million yen which were paid for primarily in cash and included the February 1, 2016 acquisition of Altair for total consideration of 25,565 million yen. Altair develops and sells products focused on LTE (Long Term Evolution) technologies. There was no material contingent consideration subject to future change. The cash consideration of 22,657 million yen paid in the Altair transaction is included within Other in the investing activities section of the consolidated statements of cash flows. As a result of these acquisitions, Sony recorded 36,128 million yen of goodwill and 14,983 million yen of intangible assets, of which 17,879 million yen of goodwill and 6,600 million yen of intangible assets related to the Altair transaction.

No significant amounts have been allocated to in-process research and development and all of the entities described above have been consolidated into Sony’s results of operations since their respective acquisition dates. Pro forma results of operations have not been presented because the effects of other acquisitions, individually and in aggregate, were not material.